Capital Risk	12 Months Ended
Dec. 31, 2024
Disclosure Of Capital Risk Exposure [Abstract]
Capital Risk	Capital risk

Overview
Capital risk is the risk that we do not have an adequate amount or quality of capital to meet our business objectives, regulatory requirements and market expectations.
In this section, we set out how we are regulated. We explain how we manage capital on a standalone basis as a subsidiary in the Banco Santander group. We then analyse our capital resources and key capital ratios including our leverage and RWAs.
Key metrics CET1 capital ratio of 14.8% (2023: 15.2%) Total qualifying regulatory capital of £13.9bn (2023: £14.8bn) UK leverage ratio (T1 capital) of 4.9% (2023: 5.1%)
Regulatory supervision
For capital purposes, we are subject to prudential supervision by the PRA, as a UK banking group, and by the European Central Bank (ECB) as part of the Banco
Santander group. The ECB supervises Banco Santander as part of the Single Supervisory Mechanism (SSM). Although we are part of the Banco Santander group, we do not have a guarantee from Banco Santander SA and we operate as a standalone subsidiary. As we are part of the UK sub-group regulated by the
PRA, we have to meet the PRA capital requirements on a standalone basis. We also have to show the PRA that we can withstand capital stresses without the support of our ultimate parent, Banco Santander SA. Reinforcing our corporate governance framework, the PRA exercises oversight through its rules and regulations on the Board and senior management appointments.
Santander UK Group Holdings plc is the holding company of Santander UK plc and is the head of the Santander UK group for regulatory capital and leverage purposes. Santander UK plc is the head of the ring-fenced bank sub-group and is subject to regulatory capital and leverage rules in relation to that sub-group. Our basis of consolidation for our capital disclosures is substantially the same as for our Consolidated Financial Statements.
CAPITAL RISK MANAGEMENT
Risk appetite
The Board is responsible for capital management strategy and policy and ensuring that we monitor and control our capital within regulatory and internal limits. We manage our funding and maintain capital adequacy on a standalone basis. We operate within the capital risk framework and appetite approved by our Board. This reflects the environment we operate in, our strategy for each material risk and the potential impact of adverse scenarios or stresses on our capital.
Management of capital requirements (audited)
Our capital risk appetite aims to maintain capital levels appropriate to the level of stress applied, and the expected regulatory response. In:
–An adverse economic stress, which we expect once in 20 years, we should remain profitable and exceed all regulatory capital minimums at all times.
–A very severe economic stress, which we expect once in 100 years, and which has been designed to test any specific weaknesses of our business model, we should meet all regulatory capital minimums at all times. This is subject to using regulatory buffers designed to absorb losses in such a stress.
Risk measurement
We apply Banco Santander’s approach to capital measurement and risk management for CRD IV. Santander UK Group Holdings plc is classified as a large subsidiary of Banco Santander SA. For more on the CRD IV risk measurement of our exposures, see Banco Santander’s Pillar 3 report.
Management of capital resources (audited)
We use a mix of regulatory and EC ratios and limits, internal buffers and restrictions to manage our capital resources. We also take account of the costs of differing capital instruments and capital management techniques. We also use these to shape the best structure for our capital needs. We decide how to allocate our capital resources as part of our strategic planning process. We base this in part on the relative returns on capital using both EC and regulatory capital measures. We plan for severe stresses and we set out what action we would take if an extremely severe stress threatened our viability and solvency. This could include not paying dividends, selling assets, reducing our business and issuing more capital.
Key metrics
The main metrics we use to measure capital risk are CET1 capital ratio, total capital ratio and UK leverage ratio. We continue to be in excess of overall capital requirements, minimum leverage requirements and minimum requirements for own funds and eligible liabilities (MREL).
Stress testing
Each year we create a capital plan, as part of our ICAAP. We share our ICAAP with the PRA. The PRA then tells us how much capital (Pillar 2A), and of what quality, it thinks we should hold on top of our Pillar 1 requirements and buffer levels. We also develop a series of economic scenarios to stress test our capital needs and confirm that we have enough regulatory capital to meet our projected and stressed capital needs and to meet our obligations as they fall due.
Our CISA was developed to understand the impact of climate change on our business. We invested in a strategic solution which delivers the capability to run long-
term horizon multi-scenario assessments which reflect a range of climate outcomes. These outcomes cover shorter and longer-term horizons and reflect physical and transition risks. The CISA outputs are used in our future ICAAP exercises for climate risk and will help us prioritise our actions for the next five years.
We augment our regulatory minimum capital with internal buffers. We hold buffers to ensure we have enough time to act against unexpected changes.
Risk mitigation
We designed our capital risk framework, policies and procedures to ensure that we operate within our Risk Appetite. We manage capital transferability between our subsidiaries in line with our business strategy, risk and capital management policies, and UK laws and regulations. There are no legal restrictions on us moving capital resources promptly, or repaying liabilities, between the Company and its subsidiaries except for loans and distributions between Santander UK entities in the ring-fenced bank sub-group and Santander UK entities that are not members of the ring-fenced bank sub-group, where the PRA is required to assess the impact of proposed distribution prior to payment. For details on our Recovery framework in the event of a capital stress, see 'risk mitigation' in the
‘Liquidity risk’ section.
Capital support arrangements
At 31 December 2024, Santander UK Group Holdings plc and Santander Financial Services plc, the regulated entities, and Santander Equity Investments
Limited were party to a capital support deed dated 3 December 2024 which was effective from 3 December 2024 (the Non-RFB Sub-Group Capital
Support Deed). These parties were permitted by the PRA to form a core UK group as defined in the PRA Rulebook, a permission which expires on 3
December 2027. Exposures of each of the regulated entities to other members of the core UK group are exempt from large exposure limits that would otherwise apply and these exposures are risk-weighted at 0%. Where applicable this permission also provides for intra-group exposures to be excluded from the leverage exposure measure. The purpose of the Non-RFB Sub-Group Capital Support Deed is to facilitate the prompt transfer of available capital resources from, or repayment of liabilities by, the non-regulated entities to any of the regulated entities in the event that one of the regulated entities breached or was at risk of breaching its capital resources or risk concentrations requirements.
Risk monitoring and reporting
We monitor and report regularly against our capital plan. We do this to identify any change in our business performance that might affect our capital. Each month, we also review the economic assumptions we use to create and stress test our capital plan. We do this to identify any potential reduction in our capital.
CAPITAL RISK REVIEWMeeting evolving capital requirements
We target a CET1 management buffer of sufficient size to absorb volatility in CET1 deductions, capital supply and capital demand whilst remaining above the current and expected future regulatory CET1 requirement. Distribution restrictions would be expected to be applied if we were unable to meet both our minimum requirement, which consists of the Pillar 1 minimum plus Pillar 2A, the CRD IV buffers consisting of the Capital Conservation Buffer (CCB), the Countercyclical
Capital Buffer (CCyB), and the Other Systemically Important Institutions Buffer (O-SII) at the level of the RFB group.
Impact of IFRS 9 on regulatory capital
Our ECL methodology takes account of forward-looking data and covers a range of possible economic outcomes, and so provision movements may result in increased pro-cyclicality of risk-based capital and leverage ratios. However, the impact is currently mitigated by our surplus of IRB model regulatory expected losses over provisions for exposures using the IRB approach. For such exposures (which include residential mortgages) the adverse impact on CET1 capital of provision increases from reserve movements is offset by the related reduction of the negative CET1 capital adjustment for regulatory expected loss amounts. Also, the UK CRR transitional rules for the capital impact of IFRS 9 meant that adverse CET1 effects from increases in ECL-based provisions from the level of such provisions at 1 January 2018 were partly reduced until the end of 2024.
We reflect projections of ECL provisions in our capital position forecasting under base case and stress scenarios for ICAAP and capital management purposes.
We also consider the dynamics of ECL in how we assess and manage capital risk. A period of economic instability, such as that seen in early 2020 due to the impacts of the Covid-19 pandemic, could significantly impact our results and our financial assets. It could also impact the amount of capital we have to hold. We consider the volatility of ECL in our capital planning strategy.
Bank of England stress testing
The results of the latest Bank of England stress test were released on 12 July 2023. As a result of the exercise, the Bank of England did not require Santander UK to undertake any actions. Before management actions, the CET1 capital ratio low-point of 11.3% is well above the hurdle rate of 8.1%. Additionally, the UK leverage ratio low-point of 4.1% without strategic management actions and 4.5% with strategic management actions is above the hurdle rate of 3.5%. The Bank of
England’s hurdle rate comprises the sum of minimum capital requirements (4.5% of RWA plus Pillar 2A for the CET1 ratio, and 3.25% of leverage exposure for the
UK leverage ratio), applicable systemic buffers, and an adjustment to offset the pro-cyclical impacts of IFRS 9.
Key capital ratios

	2024	2023
	%	%
CET1 capital ratio	14.8	15.2
AT1	3.2	3.2
Tier 2	2.9	3.0
Total capital ratio	20.9	21.4

Total subordination available to Santander UK plc senior unsecured bondholders as a % of RWAs	21.0	21.5
Return on assets - profit after tax divided by average total assets	0.34	0.55
Movement in CET1 capital ratio

%
1 January 2024	15.2
- Profit	1.4
- Dividends and AT1 coupons	(2.1)
- Expected loss less provisions and pension	(0.2)
- RWA and other	0.5
31 December 2024	14.8
2024 compared to 2023
The CET1 capital ratio decreased 40bps to 14.8% (2023: 15.2%), driven by lower profits and £1.3bn in dividends paid in 2024 (2023: £1.5bn), including £0.8bn
(2023: £750m) of which was a special dividend, slightly offset by a reduction in RWA exposure.
Structural hedge evolution
Our structural hedge position increased to £110bn (2023: £106bn), with a duration of 2.4 years (2023: 2.4 years). We are well positioned for bank rate reductions.
Regulatory capital resources (audited)
This table shows our qualifying regulatory capital:

	2024	2023
	£m	£m
CET1 capital instruments and reserves:
– Capital instruments	7,060	7,060
- Retained earnings	5,258	6,047
- Accumulated other reserves	(325)	(337)
CET1 capital before regulatory adjustments	11,993	12,770
CET1 regulatory adjustments:
- Additional value adjustments (unaudited)	(14)	(15)
- Goodwill (net of tax)	(1,129)	(1,129)
- Other intangibles	(340)	(349)
– Fair value reserves related to gains or losses on cash flow hedges(1)	311	335
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(658)	(595)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	1	(14)
- Defined benefit pension fund assets	(316)	(520)
- Dividend accrual	(3)	(3)
- IFRS 9 Transitional Adjustment (unaudited)	12	44
CET1 capital	9,857	10,524
AT1 capital instruments:
- Capital instruments	2,100	2,196
AT1 capital	2,100	2,196
Tier 1 capital	11,957	12,720
Tier 2 capital instruments:
- Capital instruments	2,203	2,193
- Amount of qualifying items subject to phase out from Tier 2	182	193
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	(401)	(331)
Tier 2 capital	1,984	2,055
Total capital(2)	13,941	14,775
(1) Amount includes £0.6m (2023: £1.3m) for cashflow hedge reserves at FVOCI.
(2) Capital resources include a transitional IFRS 9 benefit at 31 December 2024 of £12.2m (2023: £43.0m).
Movements in regulatory capital

	CET1 capital	AT1 capital	Tier 2 capital	Total
	£m	£m	£m	£m
At 1 January 2024	10,524	2,196	2,055	14,775
- Retained earnings	(789)	—	—	(789)
- Other reserves	12	—	—	12
- Additional value adjustments (unaudited)	1	—	—	1
- Goodwill (net of tax)	—	—	—	—
- Other intangibles	9	—	—	9
- Fair value reserves related to gains or losses on cashflow hedges	(24)	—	—	(24)
- Negative amounts resulting from the calculation of regulatory expected loss amounts (unaudited)	(63)	—	—	(63)
- Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	15	—	—	15
- Defined benefit pension fund assets	204	—	—	204
- Dividend accrual	—	—	—	—
- IFRS 9 Transitional Adjustment (unaudited)	(32)	—	—	(32)
- Capital instruments	—	(96)	10	(86)
- Amounts of qualifying items subject to phase out from Tier 2	—	—	(11)	(11)
- Regulatory deductions for instruments issued by subsidiary undertakings or subject to CRDIV amortisation and repurchases	—	—	(70)	(70)
At 31 December 2024	9,857	2,100	1,984	13,941
In line with the position of the Basel Committee views following the outbreak of the Covid-19 pandemic, the UK adopted revised IFRS 9 transitional adjustment rules which apply a higher level of transitional relief to capital following rises in IFRS 9 provisions. The transitional period ended on 31 December 2024.
CET1, AT1 and Tier 2 regulatory adjustments
These are adjustments required by CRD IV.
AT1 capital
All of the Fixed Rate Reset Perpetual AT1 Capital Securities fully meet the CRD IV AT1 capital rules.
Tier 2 capital
These are fully CRD IV eligible Tier 2 instruments under CRD IV.
MREL recapitalisation
At 31 December 2024, we had outstanding £10.8bn of MREL compliant senior unsecured bonds.
Our forward-looking MREL recapitalisation plan assumes the Pillar 2A requirement remains consistent with our latest Total Capital Requirement (TCR) and exchange rates at 31 December 2024. Santander UK Group Holdings plc's indicative MREL requirements, including combined buffer requirements, are circa
£19.3bn from 31 December 2024.
In addition to meeting our minimum requirement, we intend to have an MREL recapitalisation management buffer in excess of the value of Santander UK Group
Holdings plc senior unsecured securities that are due to become MREL ineligible over the following six months, plus a buffer for foreign exchange movements.
Headroom of our CET1 capital ratio to our current MDA trigger level at 31 December 2024
At 31 December 2024, the headroom of our CET1 capital ratio of 14.8% to our 7% AT1 permanent write down (PWD) securities trigger was 7.8% of total RWAs or
£5.2bn (2023: 8.2% of total RWAs or £5.7bn).

Regulatory headroom	CET1 capital		UK leverage		Total capital		MREL
	£bn	%	£bn	%	£bn	%	£bn	%
Dec-24 position	9.9	14.8	11.8	4.9	13.9	20.9	24.1	36.3
Minimum requirement	7.5	11.2	10.4	4.3	11.0	16.5	19.3	29.0
Distance to MDA / excess	2.4	3.6	1.4	0.6	2.9	4.4	4.8	7.3

Dec-23 position	10.5	15.2	12.5	5.1	14.8	21.4	26.1	37.8
Minimum requirement	7.8	11.3	10.6	4.3	11.5	16.6	19.8	28.7
Distance to MDA / excess	2.7	3.9	1.9	0.8	3.3	4.8	6.3	9.1
The headroom of our CET1 capital ratio to our current maximum distributable amount (MDA) trigger level at 31 December 2024 was:

Minimum requirement breakdown (%)	31 December 2024				31 December 2023
	CET1 capital	UK leverage	Total capital	MREL	CET1 capital	UK leverage	Total capital	MREL
Pillar 1	4.5	—	8.0	—	4.5	—	8.0	—
Pillar 2A	2.3	—	4.1	—	2.3	—	4.1	—
Capital conservation buffer	2.5	—	2.5	2.5	2.5	—	2.5	2.5
Countercyclical capital buffer	1.9	0.7	1.9	1.9	2.0	0.7	2.0	1.9
Base leverage	—	3.3	—	—	—	3.3	—	—
Leverage (6.75% leverage)	—	—	—	24.6	—	—	—	24.3
Systemic (O-SII requirements for RFB)	—	0.3	—	—	—	0.3	—	—
Minimum requirement	11.2	4.3	16.5	29.0	11.3	4.3	16.6	28.7
Distance to MDA/excess for CET1 capital, total capital and MREL ratios are measured on Santander UK Group Holdings plc requirements and exclude a 1.0%
RFB systemic buffer.
Risk-weighted assets
The tables below are consistent with our regulatory filings for 31 December 2024 and 31 December 2023.

	2024	2023
RWAs by risk	£bn	£bn
Credit risk	57.9	60.2
Counterparty risk	0.6	0.7
Market risk	0.2	0.4
Operational risk	7.9	7.8
	66.6	69.1

	2024	2023
RWAs by segment	£bn	£bn
Retail & Business Banking	42.0	43.2
– Mortgages	31.8	32.8
– Everyday Banking	10.2	10.4
Consumer Finance	7.2	7.4
Corporate & Commercial Banking	13.0	13.6
Corporate Centre	4.4	4.9
	66.6	69.1

	Credit/ counterparty risk	Market risk	Operational risk	Total
Movements in RWAs by risk	£bn	£bn	£bn	£bn
At 1 January 2024	60.9	0.4	7.8	69.1
Asset size	(0.9)	(0.2)	0.1	(1.0)
Asset quality	1.6	—	—	1.6
Model updates	0.1	—	—	0.1
Methodology and policy	(1.0)	—	—	(1.0)
Other	(2.2)	—	—	(2.2)
At 31 December 2024	58.5	0.2	7.9	66.6
Regulatory leverage

	2024	2023
	£m	£m
Regulatory exposure	242,403	247,214
End-point Tier 1 capital(1)	11,827	12,533
UK leverage ratio	4.9%	5.1%
BBLS lending excluded from leverage exposure	(1,188)	(1,828)
(1)Includes deductions and AT1 adjustment permitted under the recommendation from the Financial Policy Committee on 25 July 2016.
Under the PRA rules, we adjust our total assets per the Consolidated Balance Sheet to calculate our regulatory exposure for leverage purposes. We do this as follows:

	2024	2023
	£m	£m
Total assets per the Consolidated Balance Sheet	267,076	282,083
Derivatives netting and potential future exposure	(199)	(252)
Securities financing current exposure add-on	624	778
Removal of IFRS netting	672	805
Removal of qualifying central bank claims	(34,255)	(42,351)
Commitments calculated in accordance with Basel Committee Leverage Framework	8,586	7,275
CET1 regulatory adjustments	(101)	(1,124)
	242,403	247,214
The adjustments are:
–Derivatives netting and potential future exposure: where a qualifying netting agreement is in place netting is allowed for leverage purposes. This is partially offset by including the Potential Future Exposure (PFE) we use to calculate EADs
–Securities financing current exposure add-on: we include an add-on for securities financing transactions to show current exposure for leverage purposes
–Removal of IFRS netting: where netting of assets and liabilities is allowed under IFRS, but not under the Basel rules, we remove it for leverage purposes
–Removal of qualifying central banks claims: permitted under PRA Rulebook.
–Commitments calculated in accordance with Basel Committee Leverage Framework: we add the gross value of off-balance sheet commitments for leverage purposes after we apply regulatory credit conversion factors
–CET1 regulatory adjustments: where we have deducted assets from CET1, they can be deducted for leverage purposes.
2024 compared to 2023
The UK leverage exposure decreased to £242.4bn (2023: £247.2bn), as a result of active balance sheet management.
Distributable items
Distributable items are equivalent to distributable profits under the UK Companies Act 2006. The distributable items of Santander UK Group Holdings plc under
CRD IV at 31 December 2024 and 31 December 2023, and movements in the period, were as follows:

	2024	2023
	£m	£m
At 1 January	4,315	4,307
Dividends approved:
–AT1 Capital Securities	(139)	(133)
–Tax on above item	26	25
–Ordinary shares	(1,295)	(1,538)
Dividends receivable:
–Investment in AT1 Capital Securities	129	123
–Tax on above item	(24)	(23)
–Investment in ordinary shares of subsidiary	1,317	1,562
Other income statement items (Company)	(9)	(8)
At period end	4,320	4,315